Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.1%
Interactive Media & Services 1.1%
EverQuote, Inc., Class A(a)	119,719	3,142,624
Total Communication Services		3,142,624
Consumer Discretionary 13.6%
Hotels, Restaurants & Leisure 10.0%
Eldorado Resorts, Inc.(a)	292,561	4,212,879
Papa John’s International, Inc.	90,589	4,834,735
Planet Fitness, Inc., Class A(a)	202,639	9,868,519
Texas Roadhouse, Inc.	46,718	1,929,453
Wingstop, Inc.	84,410	6,727,477
Total		27,573,063
Internet & Direct Marketing Retail 2.4%
Etsy, Inc.(a)	169,858	6,529,342
Specialty Retail 1.2%
Floor & Decor Holdings, Inc.(a)	101,915	3,270,452
Total Consumer Discretionary		37,372,857
Consumer Staples 0.4%
Food & Staples Retailing 0.4%
BJ’s Wholesale Club Holdings, Inc.(a)	39,401	1,003,544
Total Consumer Staples		1,003,544
Energy 0.4%
Energy Equipment & Services 0.4%
Frank’s International NV(a)	440,662	1,141,315
Total Energy		1,141,315
Financials 2.7%
Consumer Finance 2.1%
LendingTree, Inc.(a)	31,169	5,716,083
Insurance 0.6%
Goosehead Insurance, Inc., Class A(a)	35,364	1,578,295
Total Financials		7,294,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 35.0%
Biotechnology 6.0%
Arcutis Biotherapeutics, Inc.(a)	47,056	1,402,269
Arrowhead Pharmaceuticals, Inc.(a)	31,879	917,159
bluebird bio, Inc.(a)	14,220	653,551
Immunomedics, Inc.(a)	112,641	1,518,401
Ligand Pharmaceuticals, Inc.(a)	30,720	2,233,958
Mirati Therapeutics, Inc.(a)	10,223	785,842
Natera, Inc.(a)	154,739	4,620,507
Sarepta Therapeutics, Inc.(a)	20,253	1,981,149
SpringWorks Therapeutics, Inc.(a)	27,475	741,825
Turning Point Therapeutics, Inc.(a)	18,523	827,237
uniQure NV(a)	18,243	865,630
Total		16,547,528
Health Care Equipment & Supplies 10.8%
BioLife Solutions, Inc.(a)	199,335	1,893,682
Cantel Medical Corp.	80,021	2,872,754
Glaukos Corp.(a)	51,098	1,576,884
Heska Corp.(a)	87,450	4,835,985
Neogen Corp.(a)	116,959	7,835,083
Quidel Corp.(a)	45,259	4,426,783
Quotient Ltd.(a)	436,205	1,723,010
Tandem Diabetes Care, Inc.(a)	70,519	4,537,898
Total		29,702,079
Health Care Providers & Services 9.7%
Addus HomeCare Corp.(a)	43,972	2,972,507
Amedisys, Inc.(a)	29,923	5,492,067
Chemed Corp.	18,773	8,132,464
Guardant Health, Inc.(a)	72,220	5,026,512
HealthEquity, Inc.(a)	100,220	5,070,130
Total		26,693,680
Health Care Technology 2.0%
Teladoc Health, Inc.(a)	34,213	5,303,357
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 6.5%
10X Genomics, Inc., Class A(a)	47,893	2,984,692
Adaptive Biotechnologies Corp.(a)	77,673	2,157,756
Bio-Techne Corp.	43,404	8,230,266
Codexis, Inc.(a)	132,240	1,475,798
Quanterix Corp.(a)	156,556	2,875,934
Total		17,724,446
Total Health Care		95,971,090
Industrials 17.4%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings, Inc.(a)	90,277	3,776,287
Building Products 2.9%
Simpson Manufacturing Co., Inc.	61,250	3,796,275
Trex Company, Inc.(a)	54,095	4,335,173
Total		8,131,448
Commercial Services & Supplies 3.4%
Casella Waste Systems, Inc., Class A(a)	41,087	1,604,858
Healthcare Services Group, Inc.	226,434	5,414,037
McGrath Rentcorp	42,530	2,227,722
Total		9,246,617
Electrical Equipment 1.8%
Vertiv Holdings Co.(a)	571,192	4,940,811
Machinery 3.8%
John Bean Technologies Corp.	34,967	2,596,999
Kornit Digital Ltd.(a)	121,652	3,027,919
Proto Labs, Inc.(a)	64,394	4,902,315
Total		10,527,233
Professional Services 0.3%
Insperity, Inc.	19,375	722,687
Road & Rail 2.0%
Saia, Inc.(a)	76,420	5,619,927
Trading Companies & Distributors 1.8%
SiteOne Landscape Supply, Inc.(a)	65,954	4,855,533
Total Industrials		47,820,543
Information Technology 22.0%
Electronic Equipment, Instruments & Components 1.0%
Littelfuse, Inc.	19,445	2,594,352
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a)	56,400	2,734,836
Cabot Microelectronics Corp.	36,336	4,147,391
Ichor Holdings Ltd.(a)	134,340	2,573,954
MKS Instruments, Inc.	16,738	1,363,310
Total		10,819,491
Software 17.1%
Alteryx, Inc., Class A(a)	44,777	4,261,427
Avalara, Inc.(a)	115,345	8,604,737
Coupa Software, Inc.(a)	54,360	7,595,723
Five9, Inc.(a)	116,538	8,910,496
HubSpot, Inc.(a)	21,916	2,918,992
Medallia, Inc.(a)	80,723	1,617,689
Mimecast Ltd.(a)	78,024	2,754,247
Paylocity Holding Corp.(a)	54,244	4,790,830
Trade Desk, Inc. (The), Class A(a)	28,810	5,560,330
Total		47,014,471
Total Information Technology		60,428,314
Materials 2.0%
Chemicals 2.0%
Balchem Corp.	40,564	4,004,478
Livent Corp.(a)	273,233	1,434,473
Total		5,438,951
Total Materials		5,438,951
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Coresite Realty Corp.	58,081	6,731,588
STORE Capital Corp.	99,370	1,800,584
Total		8,532,172
Total Real Estate		8,532,172
Total Common Stocks (Cost $314,185,403)		268,145,788

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2020 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	5,521,672	5,518,911
Total Money Market Funds (Cost $5,519,159)		5,518,911
Total Investments in Securities (Cost: $319,704,562)		273,664,699
Other Assets & Liabilities, Net		888,511
Net Assets		274,553,210
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	6,714,598	45,905,643	(47,098,569)	5,521,672	(26)	(96)	52,301	5,518,911
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2020	3